497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 10, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR THE
AXA EQUITABLE RETIREMENT INCOME FOR LIFE(SM) CONTRACTS
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information dated May 1, 2007 (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

For Massachusetts contracts

The following information is deleted from the Massachusetts state table in "Appendix IV: State contract variations of certain features and benefits" of the Prospectus:

   See "How you can purchase and           Additional contributions are
   contribute to your contract" in         limited to the first three years
   "Contract features and benefits"        after the contract issue date only.












  (Copyright) 2007. AXA Equitable Life Insurance Company. All rights reserved.
            AXA Equitable Retirement Income for Life(SM) is issued by
                            and is a service mark of
                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                            New York, New York 10104
                                  212-554-1234


RIL-09-01 (9/07)                                                 139542 (9/07)
RIFL - Global (except NY) - NewBiz                                      x01782